Eaton Vance
Focused Growth Opportunities Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.9%
Security	Shares	Value
Automobile Components — 2.1%
Aptiv PLC(1)	34,387	$ 3,028,807
		$ 3,028,807
Broadline Retail — 7.5%
Amazon.com, Inc.(1)	91,909	$ 11,082,387
		$ 11,082,387
Capital Markets — 3.0%
Intercontinental Exchange, Inc.	17,485	$ 1,852,536
S&P Global, Inc.	4,129	1,517,119
Tradeweb Markets, Inc., Class A	16,075	1,076,221
		$ 4,445,876
Commercial Services & Supplies — 3.5%
Copart, Inc.(1)	30,937	$ 2,709,772
Waste Connections, Inc.	18,188	2,485,390
		$ 5,195,162
Consumer Staples Distribution & Retail — 3.3%
Sysco Corp.	44,786	$ 3,132,781
Walmart, Inc.	11,913	1,749,662
		$ 4,882,443
Electrical Equipment — 2.1%
AMETEK, Inc.	21,335	$ 3,095,068
		$ 3,095,068
Entertainment — 3.2%
Netflix, Inc.(1)	7,818	$ 3,089,908
Walt Disney Co. (The)(1)	18,401	1,618,552
		$ 4,708,460
Financial Services — 4.0%
Visa, Inc., Class A	26,452	$ 5,846,686
		$ 5,846,686
Ground Transportation — 1.9%
Uber Technologies, Inc.(1)	75,545	$ 2,865,422
		$ 2,865,422
Security	Shares	Value
Health Care Equipment & Supplies — 5.5%
Boston Scientific Corp.(1)	28,656	$ 1,475,211
Intuitive Surgical, Inc.(1)	17,029	5,242,207
Stryker Corp.	4,710	1,297,982
		$ 8,015,400
Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	5,172	$ 2,520,005
		$ 2,520,005
Interactive Media & Services — 7.3%
Alphabet, Inc., Class C(1)	86,655	$ 10,690,627
		$ 10,690,627
IT Services — 1.6%
Accenture PLC, Class A	7,632	$ 2,334,781
		$ 2,334,781
Life Sciences Tools & Services — 2.0%
Danaher Corp.	7,483	$ 1,718,246
Illumina, Inc.(1)	5,955	1,171,051
		$ 2,889,297
Oil, Gas & Consumable Fuels — 1.1%
EOG Resources, Inc.	15,557	$ 1,669,111
		$ 1,669,111
Pharmaceuticals — 2.0%
Eli Lilly & Co.	6,694	$ 2,874,805
		$ 2,874,805
Professional Services — 4.0%
Paycom Software, Inc.	9,998	$ 2,800,740
TransUnion	42,183	3,036,332
		$ 5,837,072
Semiconductors & Semiconductor Equipment — 12.0%
Analog Devices, Inc.	14,625	$ 2,598,716
Lam Research Corp.	4,804	2,962,627
Micron Technology, Inc.	27,515	1,876,523
NVIDIA Corp.	18,500	6,999,290
QUALCOMM, Inc.	28,914	3,279,137
		$ 17,716,293
Software — 17.8%
Adobe, Inc.(1)	10,279	$ 4,294,463

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Fortinet, Inc.(1)	27,558	$ 1,883,038
Intuit, Inc.	12,974	5,437,663
Microsoft Corp.	44,471	14,603,832
		$ 26,218,996
Specialty Retail — 3.1%
TJX Cos., Inc. (The)	59,818	$ 4,593,424
		$ 4,593,424
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	66,818	$ 11,843,491
		$ 11,843,491
Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.(1)	4,934	$ 1,637,743
		$ 1,637,743
Total Common Stocks (identified cost $84,298,544)		$143,991,356

Short-Term Investments — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.00%(2)	3,218,120	$ 3,218,120
Total Short-Term Investments (identified cost $3,218,120)		$ 3,218,120
Total Investments — 100.1% (identified cost $87,516,664)		$147,209,476
Other Assets, Less Liabilities — (0.1)%		$ (186,874)
Net Assets — 100.0%		$147,022,602
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2023.

The Fund did not have any open derivative instruments at May 31, 2023.
Affiliated Investments
At May 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,218,120, which represents 2.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$436,876	$17,232,527	$(14,451,283)	$ —	$ —	$3,218,120	$31,913	3,218,120
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$143,991,356*	$ —	$ —	$143,991,356
Short-Term Investments	3,218,120	—	—	3,218,120
Total Investments	$147,209,476	$ —	$ —	$147,209,476
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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